Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
INCOME TAXES

10. INCOME TAXES

For the years ended December 31,	2021	2020	2019
Current tax expense	$85,219	$77,138	$71,202
Deferred tax recovery	(6,842)	(81,491)	(56,080)
Tax expense (recovery)	$78,377	$(4,353)	$15,122

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

For the years ended December 31,	2021	2020	2019
Income before tax	$236,139	$241,225	$202,320
Multiplied by the statutory income tax rates	26.46%	26.46%	26.56%
	62,482	63,828	53,736
Income tax recorded at rates different from the Canadian tax rate	(38,060)	(22,875)	(13,017)
Permanent differences	15,444	1,548	(6,760)
Effect on deferred tax balances due to changes in income tax rates	—	(885)	(2,829)
Effect of temporary differences not recognized as deferred tax assets	44,591	(43,941)	(16,681)
Taxes related to prior periods(1)	(4,769)	(1,467)	(311)
Other(1)	(1,311)	(561)	984
Tax expense (recovery)	$78,377	$(4,353)	$15,122
Effective income tax rate	33.19%	$(1.80)%	7.47%

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(1) Certain comparative figures have been reclassified to conform to the current year presentation.

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2021	2020
Deferred tax assets
Foreign tax credits	$7,164	$6,558
Financing charges	7,930	12,004
Deferred revenue	9,510	11,127
Loss carry forwards	24,777	29,715
Employee benefits	—	12,438
Reserves	1,639	1,222
Other	3,203	2,531
Total deferred tax assets	$54,223	$75,595
As at December 31,	2021	2020
Deferred tax liabilities
Capital assets	$(118,881)	$(149,214)
Intangible assets	(183,914)	(158,957)
Unrealized foreign exchange gains	(421)	(13,405)
Employee benefits	(1,138)	—
Total deferred tax liabilities	$(304,354)	$(321,576)
Deferred tax liabilities, net	$(250,131)	$(245,981)

Deferred income tax assets of $46.2 million (December 31, 2020 — $79.9 million) on the balance sheet relates to Canada and Brazil tax jurisdictions.

Temporary differences, tax losses and tax credits

Foreign tax credit

The Company has Canadian foreign tax credits of $11.1 million which may only be used to offset taxes payable, of which $7.1 million has been recognized. The credits are due to expire between 2024 and 2031.

The Company has United Kingdom foreign tax credits of $6.6 million which have no expiry. No deferred tax asset has been recognized in respect of these foreign tax credits.

The Company has United States foreign tax credits of $138.5 million carried over from 2017. No deferred tax asset has been recognized in respect of these foreign tax credits.

Loss carry forwards and deductible temporary differences.

The Company has tax losses in Canada of $46.8 million which will expire starting in 2038 for which a deferred tax asset of $7.4 million has been recognized. The Company also has $21.4 million of deductible temporary differences for which no deferred tax asset has been recognized.

The Company has tax losses in the United Kingdom of $121.6 million that can be carried forward indefinitely, subject to restrictions on their utilization. The use of the losses is limited to 50% of taxable income generated in a carry forward year. Notwithstanding, the Company will be entitled to a GBP 5 million annual allowance of unrestricted taxable income not subject to the 50% limitation. A deferred tax asset of $23.1 million has been recognized in respect of the losses. The Company also has $285.7 million of unused interest deductions in the United Kingdom that can be carried forward indefinitely. No deferred tax asset has been recognized in respect of these unused interest deductions.

The Company has tax losses of $2.5 million in the United States which can be carried forward indefinitely, and subject to restrictions on their utilization of up to 80% of taxable income generated in a carry forward year. No deferred tax asset has been recognized in respect of the losses. The Company also has $27 million of deductible temporary differences for which no deferred tax asset has been recognized.

The Company has tax losses of $4.9 million in Brazil that can be carried forward indefinitely, subject to restrictions on their utilization. The use of the losses is limited to 30% of taxable income generated in a carry forward year. As of December 31, 2021, the Company has cumulative pre-tax income for the last three years and expectation of future income in Brazil, demonstrating sufficient positive evidence to conclude that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. A deferred tax asset of $1.7 million has been recognized in respect of the losses.

Investments in subsidiaries

As at December 31, 2021, the Company had temporary differences of $330.5 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future.